Income Taxes - Components of Income Tax (Expense) Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current federal taxes					$ (2,177)	$ (1,029)
Deferred federal taxes					5,948	(209)
Current state taxes					(529)	(113)
Deferred state taxes					1,421	(64)
Current foreign taxes					(3,824)	(4,888)
Deferred foreign taxes					4,166	3,290
Income tax (expense) benefit	$ (3,217)	$ 75	$ (10,149)	$ 4,645	$ 5,005	$ (3,013)